Cover	Dec. 16, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 16, 2021
Entity File Number	001-40965
Entity Registrant Name	LAVA MEDTECH ACQUISITION CORP.
Entity Central Index Key	0001855450
Entity Tax Identification Number	86-2973712
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	303 Wyman Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	781
Local Phone Number	530-3868
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and one-half of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and one-half of one redeemable warrant
Trading Symbol	LVACU
Security Exchange Name	NASDAQ
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Shares of Class A common stock, par value $0.0001 per share, included as part of the units
Trading Symbol	LVAC
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units
Trading Symbol	LVACW
Security Exchange Name	NASDAQ